Trade and Other Payables and Accruals - Summary of Trade and Other Payables and Accruals (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Trade and other current payables [abstract]
Trade payables	¥ 69,973	$ 10,051	¥ 88,057
Bills payable - secured (see Note 15)	149,000	21,403	335,000
Total trade payables	218,973	31,454	423,057
Deposits from distributors	129,000	18,530	129,000
Payables in respect of acquisition of property, plant and equipment	7,790	1,119	30
Other taxes payables	8,398	1,206	8,063
Advances from an unrelated party (note)	54	8	38
Accrued staff costs	29,735	4,271	30,490
Accrued transportation costs	9,181	1,319	11,788
Accrued utilities expenses	2,731	392	3,537
Deferred income (see Note 23)	796	114	796
Others	4,106	590	4,664
Total other payables and accruals	191,791	27,549	188,406
Trade and other payables and accruals	¥ 410,764	$ 59,003	¥ 611,463